Loans - Amortized cost basis and interest income recognized on non-accrual loans (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Financing receivable nonaccrual status
Non-accrual with no allowance	$ 203,460
Non-accrual with allowance	534,314
Interest income recognized	3,653
Construction
Financing receivable nonaccrual status
Non-accrual with no allowance	0
Non-accrual with allowance	29,057
Interest income recognized	78
Mortgages
Financing receivable nonaccrual status
Non-accrual with no allowance	142,254
Non-accrual with allowance	286,953
Interest income recognized	1,870
Legacy
Financing receivable nonaccrual status
Non-accrual with no allowance	0
Non-accrual with allowance	1,511
Interest income recognized	0
Commercial | Commercial multi-family
Financing receivable nonaccrual status
Non-accrual with no allowance	0
Non-accrual with allowance	2,399
Interest income recognized	4
Commercial | CRE non-owner occupied
Financing receivable nonaccrual status
Non-accrual with no allowance	35,968
Non-accrual with allowance	41,838
Interest income recognized	280
Commercial | CRE owner occupied
Financing receivable nonaccrual status
Non-accrual with no allowance	14,825
Non-accrual with allowance	77,510
Interest income recognized	697
Commercial | Commercial and Industrial
Financing receivable nonaccrual status
Non-accrual with no allowance	1,148
Non-accrual with allowance	34,881
Interest income recognized	148
Leasing
Financing receivable nonaccrual status
Non-accrual with no allowance	0
Non-accrual with allowance	3,441
Interest income recognized	24
Consumer | Home equity lines of credit
Financing receivable nonaccrual status
Non-accrual with no allowance	0
Non-accrual with allowance	7,491
Interest income recognized	0
Consumer | Personal loans
Financing receivable nonaccrual status
Non-accrual with no allowance	9,265
Non-accrual with allowance	18,596
Interest income recognized	234
Consumer | Auto Loan
Financing receivable nonaccrual status
Non-accrual with no allowance	0
Non-accrual with allowance	15,736
Interest income recognized	185
Consumer | Other
Financing receivable nonaccrual status
Non-accrual with no allowance	0
Non-accrual with allowance	14,901
Interest income recognized	133
Puerto Rico
Financing receivable nonaccrual status
Non-accrual with no allowance	202,943
Non-accrual with allowance	497,434
Interest income recognized	3,543
Puerto Rico | Construction
Financing receivable nonaccrual status
Non-accrual with no allowance	0
Non-accrual with allowance	21,497
Interest income recognized	0
Puerto Rico | Mortgages
Financing receivable nonaccrual status
Non-accrual with no allowance	141,737
Non-accrual with allowance	272,606
Interest income recognized	1,843
Puerto Rico | Legacy
Financing receivable nonaccrual status
Non-accrual with no allowance	0
Non-accrual with allowance	0
Interest income recognized	0
Puerto Rico | Commercial | Commercial multi-family
Financing receivable nonaccrual status
Non-accrual with no allowance	0
Non-accrual with allowance	505
Interest income recognized	3
Puerto Rico | Commercial | CRE non-owner occupied
Financing receivable nonaccrual status
Non-accrual with no allowance	35,968
Non-accrual with allowance	41,169
Interest income recognized	276
Puerto Rico | Commercial | CRE owner occupied
Financing receivable nonaccrual status
Non-accrual with no allowance	14,825
Non-accrual with allowance	77,176
Interest income recognized	697
Puerto Rico | Commercial | Commercial and Industrial
Financing receivable nonaccrual status
Non-accrual with no allowance	1,148
Non-accrual with allowance	33,301
Interest income recognized	148
Puerto Rico | Leasing
Financing receivable nonaccrual status
Non-accrual with no allowance	0
Non-accrual with allowance	3,441
Interest income recognized	24
Puerto Rico | Consumer | Home equity lines of credit
Financing receivable nonaccrual status
Non-accrual with no allowance	0
Non-accrual with allowance	0
Interest income recognized	0
Puerto Rico | Consumer | Personal loans
Financing receivable nonaccrual status
Non-accrual with no allowance	9,265
Non-accrual with allowance	17,122
Interest income recognized	234
Puerto Rico | Consumer | Auto Loan
Financing receivable nonaccrual status
Non-accrual with no allowance	0
Non-accrual with allowance	15,736
Interest income recognized	185
Puerto Rico | Consumer | Other
Financing receivable nonaccrual status
Non-accrual with no allowance	0
Non-accrual with allowance	14,881
Interest income recognized	133
Popular U.S.
Financing receivable nonaccrual status
Non-accrual with no allowance	517
Non-accrual with allowance	36,880
Interest income recognized	110
Popular U.S. | Construction
Financing receivable nonaccrual status
Non-accrual with no allowance	0
Non-accrual with allowance	7,560
Interest income recognized	78
Popular U.S. | Mortgages
Financing receivable nonaccrual status
Non-accrual with no allowance	517
Non-accrual with allowance	14,347
Interest income recognized	27
Popular U.S. | Legacy
Financing receivable nonaccrual status
Non-accrual with no allowance	0
Non-accrual with allowance	1,511
Interest income recognized	0
Popular U.S. | Commercial | Commercial multi-family
Financing receivable nonaccrual status
Non-accrual with no allowance	0
Non-accrual with allowance	1,894
Interest income recognized	1
Popular U.S. | Commercial | CRE non-owner occupied
Financing receivable nonaccrual status
Non-accrual with no allowance	0
Non-accrual with allowance	669
Interest income recognized	4
Popular U.S. | Commercial | CRE owner occupied
Financing receivable nonaccrual status
Non-accrual with no allowance	0
Non-accrual with allowance	334
Interest income recognized	0
Popular U.S. | Commercial | Commercial and Industrial
Financing receivable nonaccrual status
Non-accrual with no allowance	0
Non-accrual with allowance	1,580
Interest income recognized	0
Popular U.S. | Leasing
Financing receivable nonaccrual status
Non-accrual with no allowance	0
Non-accrual with allowance	0
Interest income recognized	0
Popular U.S. | Consumer | Home equity lines of credit
Financing receivable nonaccrual status
Non-accrual with no allowance	0
Non-accrual with allowance	7,491
Interest income recognized	0
Popular U.S. | Consumer | Personal loans
Financing receivable nonaccrual status
Non-accrual with no allowance	0
Non-accrual with allowance	1,474
Interest income recognized	0
Popular U.S. | Consumer | Auto Loan
Financing receivable nonaccrual status
Non-accrual with no allowance	0
Non-accrual with allowance	0
Interest income recognized	0
Popular U.S. | Consumer | Other
Financing receivable nonaccrual status
Non-accrual with no allowance	0
Non-accrual with allowance	20
Interest income recognized	$ 0